Property and Equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property and Equipment
9.	Property and Equipment

(1)	Changes in property and equipment for the year ended December 31, 2017 are as follows:

	(In millions of yen)
	Furniture and fixtures	Equipment	Construction- in-progress	Others	Total
Acquisition cost
Balance at January 1, 2017	3,817	15,529	184	755	20,285
Acquisitions	4,156	7,038	42	361	11,597
Disposals	(1,305)	(911)	—	(174)	(2,390)
Acquisition through business combinations	12	184	—	297	493
Exchange differences	1	152	—	43	196
Other	(180)	204	(184)	61	(99)

Balance at December 31, 2017	6,501	22,196	42	1,343	30,082

Accumulated depreciation and impairment
Balance at January 1, 2017	2,082	8,955	—	219	11,256
Disposals	(1,291)	(810)	—	(3)	(2,104)
Depreciation	1,146	4,111	—	266	5,523
Acquisition through business combinations	4	125	—	171	300
Exchange differences	1	53	—	15	69
Other	(63)	(32)	—	8	(87)

Balance at December 31, 2017	1,879	12,402	—	676	14,957

Carrying amounts
Balance at January 1, 2017	1,735	6,574	184	536	9,029

Balance at December 31, 2017	4,622	9,794	42	667	15,125

(2)	Changes in property and equipment for the year ended December 31, 2018 are as follows:

			(In millions of yen)
	Furniture and fixtures	Equipment	Construction- in-progress	Others	Total
Acquisition cost
Balance at January 1, 2018	6,501	22,196	42	1,343	30,082
Acquisitions	1,105	16,095	970	635	18,805
Disposals	(8)	(2,134)	—	(24)	(2,166)
Acquisition through business combinations	—	18	—	14	32
Loss of control of subsidiaries	—	(141)	—	(412)	(553)
Exchange differences	(1)	(187)	(7)	(55)	(250)
Other	(27)	16	(42)	(41)	(94)

Balance at December 31, 2018	7,570	35,863	963	1,460	45,856

Accumulated depreciation and impairment
Balance at January 1, 2018	1,879	12,402	—	676	14,957
Disposals	(1)	(1,751)	—	(16)	(1,768)
Depreciation	1,352	6,745	—	321	8,418
Acquisition through business combinations	—	11	—	1	12
Loss of control of subsidiaries	—	(73)	—	(289)	(362)
Exchange differences	(1)	(78)	—	(27)	(106)
Other	(1)	(111)	—	91	(21)

Balance at December 31, 2018	3,228	17,145	—	757	21,130

Carrying amounts			—
Balance at January 1, 2018	4,622	9,794	42	667	15,125

Balance at December 31, 2018	4,342	18,718	963	703	24,726

(3)	Contractual commitments for the acquisition of property and equipment:

(In millions of yen)
December 31, 2017	December 31, 2018
527	1,820

The carrying amounts of property and equipment held under finance leases contracts were nil as of December 31, 2017 and 2018. Additions during the year were nil in 2017 and 2018 of property and equipment under finance leases and installment payment contracts.

Construction-in-progress as of December 31, 2017 was mainly related to capital expenditures for the molds to be used for mass production for Gatebox Inc.’s products. Construction-in-progress as of December 31, 2018 was mainly related to capital expenditures for purchasing equipment related to the QR code to be used for enhancing the LINE Pay service.